ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE
Schedule of accounts payable
	As of December 31,
	2016	2017
Payables for purchase of property and equipment	163,190,564	576,569,163
Others	16,687,283	41,300,848
Total	179,877,847	617,870,011